Voya Retirement Conservative Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited)

Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: 100.1%
	Affiliated Investment Companies: 100.1%
581,998	Voya Emerging Markets Index Portfolio - Class I	$7,798,770	1.9
1,058,413	Voya International Index Portfolio - Class I	12,362,266	2.9
918,748	Voya RussellTM Mid Cap Index Portfolio - Class I	12,522,538	3.0
3,420,485	Voya Short Term Bond Fund - Class R6	34,068,032	8.0
25,603,855	Voya U.S. Bond Index Portfolio - Class I	276,777,674	65.2
4,079,604	Voya U.S. Stock Index Portfolio - Class I	81,224,910	19.1

	Total Mutual Funds
	(Cost $366,573,874)	424,754,190	100.1

	Liabilities in Excess of Other Assets	(230,630)	(0.1)
	Net Assets	$424,523,560	100.0

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2021
Asset Table
Investments, at fair value
Mutual Funds	$424,754,190	$–	$–	$424,754,190
Total Investments, at fair value	$424,754,190	$–	$–	$424,754,190

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2021, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2020	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 9/30/21	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$9,280,900	$691,775	$(1,702,111)	$(471,794)	$7,798,770	$78,419	$277,393	$-
Voya International Index Portfolio - Class I	13,658,141	603,799	(2,307,539)	407,865	12,362,266	264,723	282,996	-
Voya RussellTM Mid Cap Index Portfolio - Class I	9,153,616	5,414,308	(1,702,195)	(343,191)	12,522,538	80,737	669,629	774,471
Voya Short Term Bond Fund - Class R6	-	35,158,613	(1,022,575)	(68,006)	34,068,032	122,310	(638)	-
Voya U.S. Bond Index Portfolio - Class I	269,762,180	51,027,755	(32,288,405)	(11,723,856)	276,777,674	4,607,043	(734,534)	3,253,412
Voya U.S. Stock Index Portfolio - Class I	104,095,213	10,110,074	(22,759,748)	(10,220,629)	81,224,910	-	17,304,027	7,642,432
	$405,950,050	$103,006,324	$(61,782,573)	$(22,419,611)	$424,754,190	$5,153,232	$17,798,873	$11,670,315

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

Voya Retirement Conservative Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

At September 30, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $370,504,728.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$54,317,468
Gross Unrealized Depreciation	(68,006)
Net Unrealized Appreciation	$54,249,462